SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Oct. 28, 2020 shares $ / shares	Mar. 18, 2020 shares $ / shares	Jan. 21, 2020 shares $ / shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	820,010	820,010	889,523	767,000	75,000	47,619	182,909
Number of stock options, Exercisable	633,615	633,615
Number of stock options, Exercise price | $ / shares				$ 1.14	$ 0.39	$ 0.42
Stock Option One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Jan. 23, 2023
Number of stock options, Exercise price | (per share)	$ 1.88	$ 2.40
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	580,000	580,000
Number of stock options, Exercisable	449,167	449,167
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 1.18	$ 1.50
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Sep. 01, 2025
Number of stock options, Exercise price | (per share)	$ 1.77	$ 2.25
Stock Option Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	33,333	33,333
Number of stock options, Exercisable	22,222	22,222
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 2.36	$ 3.00
Stock Option Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	50,000	50,000
Number of stock options, Exercisable	16,667	16,667
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 6.60	$ 8.40
Stock Option Six [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	16,677	16,677
Number of stock options, Exercisable	5,559	5,559
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 6.28	$ 8.00